Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Supernova Partners Acquisition Co II, Ltd.
Entity Central Index Key	0001838359
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	true
Amendment Description	Amendment No. 2